Regulatory Capital And Restrictions	12 Months Ended
Dec. 31, 2011
Regulatory Capital And Restrictions [Abstract]
Regulatory Capital And Restrictions

Note 13 ❑ Regulatory Capital and Restrictions

Regulatory Capital. FHN is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on FHN's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of assets, liabilities, and certain derivatives as calculated under regulatory accounting practices must be met. Capital amounts and classification are also subject to qualitative judgment by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require FHN to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets ("Leverage"). Management believes that, as of December 31, 2011, FHN met all capital adequacy requirements to which it was subject.

The actual capital amounts and ratios of FHN and FTBNA are presented in the table below. In addition, FTBNA must also calculate its capital ratios after excluding financial subsidiaries as defined by the Gramm-Leach-Bliley Act of 1999. Based on this calculation, FTBNA's Total Capital, Tier 1 Capital, and Leverage ratios were 18.47 percent, 15.64 percent, and 12.73 percent, respectively, on December 31, 2011, and were 18.69 percent, 15.03 percent, and 11.95 percent, respectively, on December 31, 2010.

(Dollars in thousands)	First Horizon National Corporation			First Tennessee Bank National Association
	Amount		Ratio	Amount		Ratio

On December 31, 2011:
Actual:
Total Capital	$3,602,271		17.99%	$3,976,672		20.05%
Tier 1 Capital	2,850,452		14.23	3,247,268		16.37
Leverage	2,850,452		11.41	3,247,268		13.12
For Capital Adequacy Purposes:
Total Capital	1,602,113	≥	8.00	1,586,752	≥	8.00
Tier 1 Capital	801,056	≥	4.00	793,376	≥	4.00
Leverage	998,891	≥	4.00	990,281	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,983,440	≥	10.00
Tier 1 Capital				1,190,064	≥	6.00
Leverage				1,237,851	≥	5.00

On December 31, 2010:
Actual:
Total Capital	$3,749,586		18.65%	$4,032,289		20.26%
Tier 1 Capital	2,812,471		13.99	3,137,624		15.76
Leverage	2,812,471		10.96	3,137,624		12.33
For Capital Adequacy Purposes:
Total Capital	1,608,222	≥	8.00	1,592,416	≥	8.00
Tier 1 Capital	804,111	≥	4.00	796,208	≥	4.00
Leverage	1,026,597	≥	4.00	1,018,136	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,990,520	≥	10.00
Tier 1 Capital				1,194,312	≥	6.00
Leverage				1,272,670	≥	5.00

Restrictions on cash and due from banks. Under the Federal Reserve Act and Regulation D, FHN's commercial banking subsidiary is required to maintain a certain amount of cash reserves. On December 31, 2011 and 2010, FHN's required reserves were $190.7 million and $215.0 million, respectively. At the end of 2011 and 2010, this requirement was met with $142.9 million and $139.8 million in vault cash, respectively, in addition to Federal Reserve Bank deposits. Vault cash is reflected in Cash and due from banks on the Consolidated Statements of Condition and Federal Reserve Bank deposits are reflected as Interest-bearing cash.

Restrictions on dividends. Cash dividends are paid by FHN from its assets, which are mainly provided by dividends from its subsidiaries. Certain regulatory restrictions exist regarding the ability of FTBNA to transfer funds to FHN in the form of cash, dividends, loans, or advances. As of December 31, 2011, FTBNA had undivided profits of $1.2 billion, none of which was available for distribution to FHN as dividends without prior regulatory approval. At any given time, the pertinent portions of those regulatory restrictions allow FTBNA to declare preferred or common dividends without prior regulatory approval in an amount equal to FTBNA's retained net income for the two most recent completed years plus the current year to date. For any period, FTBNA's 'retained net income' generally is equal to FTBNA's regulatory net income reduced by the preferred and common dividends declared by FTBNA. Excess dividends in either of the two most recent completed years may be offset with available retained net income in the two years immediately preceding it. Applying the applicable rules, FTBNA's total amount available for dividends was negative $403.9 million at December 31, 2011 and negative $156.7 million at January 1, 2012. FHN applied for and received approval to pay a dividend to the parent company in the amount of $100 million in fourth quarter 2011. FTBNA has requested approval from the OCC to declare and pay dividends on its preferred stock outstanding payable in April 2012.

The payment of cash dividends by FHN and FTBNA may also be affected or limited by other factors, such as the requirement to maintain adequate capital above regulatory guidelines and debt covenants. Furthermore, the Federal Reserve and the OCC have issued policy statements generally requiring insured banks and bank holding companies only to pay dividends out of current operating earnings. Consequently, the decision of whether FHN will pay future dividends and the amount of dividends will be affected by current operating results.

Restrictions on intercompany transactions. Under Federal banking law, banking subsidiaries may not extend credit to the parent company in excess of 10 percent of the bank's capital stock and surplus, as defined, or $388.5 million, on December 31, 2011. The parent company had covered transactions of $.8 million from FTBNA on December 31, 2011. In addition, the aggregate amount of covered transactions with all affiliates, as defined, is limited to 20 percent of the bank's capital stock and surplus, as defined, or $776.9 million, on December 31, 2011. FTBNA's total covered transactions with all affiliates including the parent company on December 31, 2011 were $444.4 million.